Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 28, 2014
Registrant Name	dei_EntityRegistrantName	COLUMBIA FUNDS SERIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0001097519
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 24, 2014
Document Effective Date	dei_DocumentEffectiveDate	Jun. 25, 2014
Prospectus Date	rr_ProspectusDate	Jun. 25, 2014